Investment Risks	Dec. 23, 2025
Truth Social American Security & Defense ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Truth Social American Security & Defense ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any government agency.
Truth Social American Security & Defense ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Truth Social American Security & Defense ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Truth Social American Security & Defense ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Truth Social American Security & Defense ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Truth Social American Security & Defense ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•  Security Intelligence Sector Risk. Companies that develop and provide security intelligence products and services, including security software, surveillance technologies, biometric identification systems, and related security solutions, are subject to unique risks. These companies face rapid technological change, evolving regulatory frameworks, and heightened public and governmental scrutiny regarding data privacy and civil liberties. Demand for their products may be influenced by government policies, national security concerns, or responses to specific events, which can be unpredictable. In addition, such companies may be vulnerable to reputational risks if their products are associated with misuse, surveillance controversies, or security failures. These factors could adversely affect the business operations and profitability of companies in the Index and, in turn, the Fund's performance.

Truth Social American Security & Defense ETF | Industry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Focus Risk. The Fund from time to time may be focused to a significant degree in securities of issuers located in a single industry or industry group. By focusing its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

•  Aerospace and Defense Industry Risk. Companies in the aerospace and defense industry may be significantly affected by government spending priorities, procurement policies, and the availability of defense contracts. Their revenues are often heavily dependent on a limited number of customers, primarily the U.S. government and its agencies. Reductions in defense budgets, cancellations or delays of government projects, or changes in defense policy could negatively impact such companies. In addition, these companies may be affected by cost overruns, product liability claims, supply chain disruptions, and intense global competition. Geopolitical developments, including military conflicts, terrorism, and shifts in international relations, can also create volatility in the industry. Environmental and safety regulations, export restrictions, and reputational risks associated with the use of defense products may further adversely affect the operations and profitability of aerospace and defense companies.

Truth Social American Security & Defense ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Truth Social American Security & Defense ETF | Passive Strategy/Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Strategy/Index Risk. The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Truth Social American Security & Defense ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. While the Fund is intended to track the performance of the Underlying Index as closely as possible (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index due to expenses and transaction costs incurred in adjusting the Portfolio. In addition, it is possible that the Fund may not always fully replicate the performance of the Underlying Index due to the unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

Truth Social American Security & Defense ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Truth Social American Security & Defense ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. To the extent the Underlying Index concentrates in an industry or group of Industries, the Fund will also be concentrated in such industry or group of industries. In this regard, the Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Truth Social American Security & Defense ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF's shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF's shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF's underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF's shares in turn could lead to differences between the market price of the ETF's shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF's NAV, and supply and demand for ETF shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF's shares may deviate from the value of the ETF's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants ("APs"), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Truth Social American Security & Defense ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Truth Social American Security & Defense ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfolio-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.

Truth Social American Next Frontiers ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Truth Social American Next Frontiers ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any government agency.
Truth Social American Next Frontiers ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Truth Social American Next Frontiers ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Truth Social American Next Frontiers ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Truth Social American Next Frontiers ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Truth Social American Next Frontiers ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•  Information Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Truth Social American Next Frontiers ETF | Industry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Focus Risk. The Fund from time to time may be focused to a significant degree in securities of issuers located in a single industry or industry group. By focusing its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

•  Model, Data and Machine Learning Investing Risk. The Adviser relies heavily on data and models which uses machine-learning/artificial Intelligence ("AI") technology and quantitative techniques to develop asset and stock weightings and trend analysis. AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology and the Adviser's ability use it in its investment decision-making process. If the models and data relied on by the Adviser include data that is stale, missing or unavailable, investment decisions made on such data could be flawed and not produce the intended result thereby exposing the Fund to a risk of loss.

•  Digital Asset Sector Risk. The trading prices of many digital assets, including cryptocurrencies, have experienced extreme volatility in recent periods and may continue to do so. Such volatility could materially and adversely affect the value of the Fund's investments, and the Fund's shares could lose all or substantially all of their value.

Digital assets, including cryptocurrencies, represent a new and rapidly evolving sector, and their long-term viability remains uncertain. These assets are typically bearer instruments; as such, the loss, theft, destruction, or compromise of the associated private keys required to access or transfer digital assets could result in the permanent loss of those assets. The development and adoption of blockchain and other distributed ledger technologies are still in early stages, and there is no assurance that widespread adoption will occur.

The value of digital assets is determined by supply and demand dynamics in largely unregulated global markets, which primarily consist of electronic trading and digital asset platforms. These platforms often lack the robust regulatory oversight that governs traditional securities exchanges, increasing the risks of fraud, manipulation, market disruptions, and operational failures. In addition, trading venues may face cybersecurity threats, data breaches, and other systemic vulnerabilities that could negatively impact market confidence or asset valuations.

Cryptocurrencies, which are a subset of digital assets, are often described as alternative forms of money but are not widely accepted as a medium of exchange, are not issued or backed by any government or central authority, and do not constitute legal tender. The regulatory landscape for digital assets is rapidly evolving in the United States and globally. Changes in laws, regulations, or governmental policies may significantly affect the development and use of digital assets, including the potential for restrictions, increased compliance costs, or outright bans.

In addition, governance challenges within digital asset networks may impair their ability to scale or adapt. If key updates or protocol changes do not receive sufficient support from users or validators, it may negatively impact the continued operation, security, or adoption of the digital asset.

•  Nuclear Energy Companies Risk. Nuclear energy companies may face considerable risk as a result of incidents and accidents, breaches of security, ill-intentioned acts of terrorism, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund's portfolio companies and thus the Fund's financial situation. In addition, nuclear energy companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.

•  Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Many computer software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.

Truth Social American Next Frontiers ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Truth Social American Next Frontiers ETF | Passive Strategy/Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Strategy/Index Risk. The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Truth Social American Next Frontiers ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. While the Fund is intended to track the performance of the Underlying Index as closely as possible (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index due to expenses and transaction costs incurred in adjusting the Portfolio. In addition, it is possible that the Fund may not always fully replicate the performance of the Underlying Index due to the unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

Truth Social American Next Frontiers ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Truth Social American Next Frontiers ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. To the extent the Underlying Index concentrates in an industry or group of Industries, the Fund will also be concentrated in such industry or group of industries. In this regard, the Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Truth Social American Next Frontiers ETF | Robotics & Artificial Intelligence Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Robotics & Artificial Intelligence Companies Risk. Robotics & Artificial Intelligence companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Robotics & Artificial Intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Robotics & Artificial Intelligence companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. Robotics & Artificial Intelligence companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. In addition, robotics and artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Robotics & Artificial Intelligence companies face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. Lack of resolution or potential imposition of trade tariffs may hinder the companies' ability to successfully deploy their inventories. The customers and/or suppliers of Robotics & Artificial Intelligence companies may focus in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Robotics & Artificial Intelligence companies.

Truth Social American Next Frontiers ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF's shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF's shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF's underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF's shares in turn could lead to differences between the market price of the ETF's shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF's NAV, and supply and demand for ETF shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF's shares may deviate from the value of the ETF's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants ("APs"), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Truth Social American Next Frontiers ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Truth Social American Next Frontiers ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfolio-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.

Truth Social American Icons ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Truth Social American Icons ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any government agency.
Truth Social American Icons ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Truth Social American Icons ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Truth Social American Icons ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Truth Social American Icons ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Truth Social American Icons ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•  Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company's profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Truth Social American Icons ETF | Industry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Focus Risk. The Fund from time to time may be focused to a significant degree in securities of issuers located in a single industry or industry group. By focusing its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

•  Retail Industry Risk. Companies in the retail industry are highly sensitive to changes in consumer spending patterns, competitive pricing pressure, supply chain and inventory management challenges, labor availability and costs, and risks related to online fulfillment and digital platforms. Adverse macroeconomic conditions, inflationary pressures, or disruptions in supply and logistics can significantly impact retail sales and profitability.

•  Automotive Industry Risk. Companies in the automotive industry face cyclical demand that is affected by consumer confidence, interest rates, and fuel prices. The industry also requires large ongoing investments in new technologies such as electrification and autonomous driving. Participants are subject to risks related to raw material and supply shortages, product recalls, stringent environmental and safety regulations, and global geopolitical conditions that can disrupt production and sales.

•  Food and Beverage Industry Risk. Companies in the food and beverage industry are exposed to volatility in the prices of agricultural commodities, packaging, transportation, and labor. Consumer preferences are changing rapidly, including growing demand for healthier products and reduced sugar content, while governments increasingly impose regulations such as sugar taxes and marketing restrictions. Companies must also manage risks related to water scarcity and environmental sustainability, which can affect production and brand reputation.

•  Apparel and Consumer Goods Industry Risk. Companies in the apparel and consumer goods industry depend heavily on brand reputation, product innovation, and the ability to anticipate consumer fashion and lifestyle trends. These companies face risks from intense global competition, rapid shifts in consumer demand, counterfeit products, and reliance on third-party manufacturing and distribution partners. They are also exposed to foreign currency fluctuations, trade restrictions, and supply chain disruptions that can adversely affect operations.

Truth Social American Icons ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Truth Social American Icons ETF | Passive Strategy/Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Strategy/Index Risk. The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Truth Social American Icons ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. While the Fund is intended to track the performance of the Underlying Index as closely as possible (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index due to expenses and transaction costs incurred in adjusting the Portfolio. In addition, it is possible that the Fund may not always fully replicate the performance of the Underlying Index due to the unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

Truth Social American Icons ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Truth Social American Icons ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. To the extent the Underlying Index concentrates in an industry or group of Industries, the Fund will also be concentrated in such industry or group of industries. In this regard, the Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Truth Social American Icons ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF's shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF's shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF's underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF's shares in turn could lead to differences between the market price of the ETF's shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF's NAV, and supply and demand for ETF shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF's shares may deviate from the value of the ETF's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants ("APs"), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an

ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Truth Social American Icons ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Truth Social American Icons ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfolio-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.

Truth Social American Energy Security ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Truth Social American Energy Security ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any government agency.
Truth Social American Energy Security ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Truth Social American Energy Security ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Truth Social American Energy Security ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Truth Social American Energy Security ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Truth Social American Energy Security ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•  Energy Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.

Truth Social American Energy Security ETF | Industry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Focus Risk. The Fund from time to time may be focused to a significant degree in securities of issuers located in a single industry or industry group. By focusing its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

•  Oil and Gas Companies Risk. The profitability of oil and gas companies is related to worldwide energy prices, including all sources of energy, and exploration and production costs. The price of oil and gas, the earnings of oil and gas companies, and the value of such companies' securities can be extremely volatile. Such companies are also subject to risks of changes in commodity prices, changes in the global supply of and demand for oil and gas, interest rates, exchange rates, the price of oil and gas, the prices of competitive energy services, the imposition of import controls, world events, friction with certain oil-producing countries and between the governments of the United States and other major exporters of oil to the United States, actions of OPEC, negative perception and publicity, depletion of resources, development of alternative energy sources, energy conservation, technological developments, labor relations and general economic conditions, as well as market, economic and political risks of the countries where oil and gas companies are located or do business, fluctuations caused by events relating to international politics, including political instability, expropriation, social unrest and acts of war, acts of terrorism, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas companies operate in a highly competitive and cyclical industry, with intense price competition. A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities.

Oil and gas companies are exposed to significant and numerous operating hazards. Oil and gas equipment and services, as well as oil and gas exploration and production, can be significantly affected by natural disasters and adverse weather conditions in the regions in which they operate. The revenues of oil and gas companies may be negatively affected by contract termination and renegotiation. Oil and gas companies are subject to, and may be adversely affected by, extensive federal, state, local and foreign laws, rules and regulations. Oil and gas exploration and production companies may also be adversely affected by environmental damage claims and other types of litigation. Laws and regulations protecting the environment may expose oil and gas companies to liability for the conduct of or conditions caused by others or for acts that complied with all applicable laws at the time they were performed. The international operations of oil and gas companies expose them to risks associated with instability and changes in economic and political conditions, social unrest and acts of war, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies may also have significant capital investments or operations in, or engage in transactions involving, emerging market countries, which may increase these risks.

•  Renewable Energy Companies Risk. Renewable energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of renewable energy companies have been significantly more volatile than shares of companies operating in other more established industries and such securities may be subject to sharp price declines. The renewable energy industry is relatively nascent in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

•  Utility Companies Risk. Utilities companies include companies that produce or distribute gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital markets' ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utilities companies.

•  Alternative Energy Companies Risk. The alternative energy and clean technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Further, these industries can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies. They can also be significantly affected by fluctuations in energy prices and the change in alternative energy needs, energy conservation efforts, the success of exploration projects, tax incentives, subsidies and other government regulations, as well as world events and economic conditions.

•  Nuclear Energy Companies Risk. Nuclear energy companies may face considerable risk as a result of incidents and accidents, breaches of security, ill-intentioned acts of terrorism, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund's portfolio companies and thus the Fund's financial situation. In addition, nuclear energy companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.

Truth Social American Energy Security ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Truth Social American Energy Security ETF | Passive Strategy/Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Strategy/Index Risk. The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Truth Social American Energy Security ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. While the Fund is intended to track the performance of the Underlying Index as closely as possible (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index due to expenses and transaction costs incurred in adjusting the Portfolio. In addition, it is possible that the Fund may not always fully replicate the performance of the Underlying Index due to the unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

Truth Social American Energy Security ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Truth Social American Energy Security ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. To the extent the Underlying Index concentrates in an industry or group of Industries, the Fund will also be concentrated in such industry or group of industries. In this regard, the Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Truth Social American Energy Security ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF's shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF's shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF's underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF's shares in turn could lead to differences between the market price of the ETF's shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF's NAV, and supply and demand for ETF shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF's shares may deviate from the value of the ETF's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants ("APs"), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Truth Social American Energy Security ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Truth Social American Energy Security ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfolio-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.

Truth Social American Red State REITs ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Truth Social American Red State REITs ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any government agency.
Truth Social American Red State REITs ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Truth Social American Red State REITs ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Truth Social American Red State REITs ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Truth Social American Red State REITs ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Truth Social American Red State REITs ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•  Real Estate Sector Risk. The real estate sector contains companies operating in real estate development and operation, as well as companies related to the real estate sector, including REITs. Investments in securities of these companies are subject to risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws. The real estate sector is particularly sensitive to economic downturns and changes to interest rates.

Truth Social American Red State REITs ETF | Industry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Focus Risk. The Fund from time to time may be focused to a significant degree in securities of issuers located in a single industry or industry group. By focusing its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

•  REITs Industry Risk. The Fund invests primarily in Real Estate Investment Trusts ("REITs"). REITs are subject to the risks of the real estate market in general, including declines in property values, fluctuations in rental income, changes in interest rates, increased competition, and the costs and potential liabilities associated with owning, operating, and financing properties. The value of REIT securities may also be affected by changes in tax and regulatory requirements, including those applicable to the favorable tax treatment that REITs receive under the Internal Revenue Code. REITs may be affected by their failure to qualify for such treatment, or by changes in laws or regulations affecting their operations. In addition, REITs are often dependent on the management skill of their operators, may not be diversified, and are subject to heavy cash flow dependency. Equity REITs may be more sensitive to changes in the value of underlying properties, while mortgage REITs may be more sensitive to interest rate and credit risks. As a result, the Fund may be more volatile than funds with broader diversification across industries.

Truth Social American Red State REITs ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Truth Social American Red State REITs ETF | Passive Strategy/Index Risk [Member]
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Passive Strategy/Index Risk. The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Truth Social American Red State REITs ETF | Index Tracking Risk [Member]
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Index Tracking Risk. While the Fund is intended to track the performance of the Underlying Index as closely as possible (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index due to expenses and transaction costs incurred in adjusting the Portfolio. In addition, it is possible that the Fund may not always fully replicate the performance of the Underlying Index due to the unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

Truth Social American Red State REITs ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Truth Social American Red State REITs ETF | Concentration Risk [Member]
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Concentration Risk. To the extent the Underlying Index concentrates in an industry or group of Industries, the Fund will also be concentrated in such industry or group of industries. In this regard, the Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Truth Social American Red State REITs ETF | ETF Structure Risk [Member]
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ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF's shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF's shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF's underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF's shares in turn could lead to differences between the market price of the ETF's shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF's NAV, and supply and demand for ETF shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF's shares may deviate from the value of the ETF's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants ("APs"), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Truth Social American Red State REITs ETF | New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Truth Social American Red State REITs ETF | New Adviser Risk [Member]
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New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfolio-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.